Unaudited quarterly interim financial information for the Corporation (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
First Quarter
Interest income		$ 9,065
Interest income		9,065
Interest expense		1,071
Net interest income		7,994
Provision for possible loan losses, net		600
Noninterest income		3,379
Noninterest expenses		7,754
Income before income taxes		3,019
Income taxes		690
Net income		2,329
Basic earnings per share		$ 0.44
Weighted average shares outstanding per quarter		5,330,000
Interest income	9,223
Interest expense	834
Net interest income	8,389
Provision for possible loan losses, net	0
Noninterest income	3,329
Noninterest expenses	8,105
Income before income taxes	3,613
Income taxes	557
Net income	3,056
Basic earnings per share	$ 0.59
Weighted average shares outstanding per quarter	5,178,759
Second Quarter
Interest income		9,095
Interest income		9,095
Interest expense		979
Net interest income		8,116
Provision for possible loan losses, net		520
Noninterest income		3,360
Noninterest expenses		8,424
Income before income taxes		2,532
Income taxes		451
Net income		2,081
Basic earnings per share		$ 0.39
Weighted average shares outstanding per quarter		5,330,000
Interest income	9,523
Interest expense	751
Net interest income	8,772
Noninterest income	2,620
Noninterest expenses	8,165
Income before income taxes	3,227
Income taxes	842
Net income	2,385
Basic earnings per share	$ 0.46
Weighted average shares outstanding per quarter	5,133,051
Third Quarter
Interest income		9,114
Interest income		9,114
Interest expense		917
Net interest income		8,197
Noninterest income		2,276
Noninterest expenses		8,145
Income before income taxes		2,328
Income taxes		373
Net income		1,955
Basic earnings per share		$ 0.37
Weighted average shares outstanding per quarter		5,328,002
Interest income	9,328
Interest expense	679
Net interest income	8,649
Noninterest income	2,509
Noninterest expenses	8,322
Income before income taxes	2,836
Income taxes	779
Net income	2,057
Basic earnings per share	$ 0.40
Weighted average shares outstanding per quarter	5,086,469
Fourth Quarter
Interest income		9,110
Interest income		9,110
Interest expense		874
Net interest income		8,236
Noninterest income		2,616
Noninterest expenses		9,207
Income before income taxes		1,645
Income taxes		402
Net income		1,243
Basic earnings per share		$ 0.23
Weighted average shares outstanding per quarter		5,332,893
Interest income	9,287
Interest expense	643
Net interest income	8,644
Noninterest income	2,658
Noninterest expenses	8,237
Income before income taxes	3,065
Income taxes	687
Net income	2,378
Basic earnings per share	$ 0.47
Weighted average shares outstanding per quarter	5,046,833
Total.
Interest income		36,384
Interest income		36,384
Interest expense		3,841
Net interest income		32,543
Provision for possible loan losses, net		1,120
Noninterest income		11,631
Noninterest expenses		33,530
Income before income taxes		9,524
Income taxes		1,916
Net income		7,608
Basic earnings per share		$ 1.43
Weighted average shares outstanding per quarter		5,315,634
Interest income	37,361
Interest expense	2,907
Net interest income	34,454
Noninterest income	11,116
Noninterest expenses	32,829
Income before income taxes	12,741
Income taxes	2,865
Net income	$ 9,876
Basic earnings per share	$ 1.93
Weighted average shares outstanding per quarter	5,110,849